Contract assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Contract assets and contract liabilities
The table below provides a reconciliation of the significant changes in the contract assets and the contract liabilities balances.

			Contract assets (1)		Contract liabilities
For the year ended December 31	Note		2025	2024	2025	2024
Opening balance, January 1			759	735	1,124	1,088
Revenue recognized included in contract liabilities at the beginning of the year			—	—	(856)	(834)
Revenue recognized from contract liabilities included in contract assets at the beginning of the year			104	102	—	—
Increase in contract liabilities during the year			—	—	958	895
Increase in contract liabilities included in contract assets during the year			(87)	(108)	—	—
Increase in contract assets from revenue recognized during the year			905	789	—	—
Contract assets transferred to trade receivables			(692)	(635)	15	20
(Dispositions) acquisitions	4,	17	(28)	1	47	13
Contract terminations transferred to trade receivables			(63)	(62)	9	2
Other			(51)	(63)	(51)	(60)
Ending balance, December 31			847	759	1,246	1,124
(1)Net of allowance for doubtful accounts of $12 million and $18 million at December 31, 2025 and December 31, 2024, respectively. See Note 30, Financial and capital management, for additional details.